Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Issued capital [member]	Stock Option Reserve [Member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Mar. 31, 2020	$ 117,817	$ 58	$ 958	$ (22,302)	$ 96,531	$ 49,110	$ 145,641
Beginning balance, shares at Mar. 31, 2020	10,988
IfrsStatementLineItems [Line Items]
Shares issued under private placement	$ 6,980				6,980		6,980
Shares issued under private placement, shares	698
Share-based compensation						712	712
Exchange of SalvaRx Limited warrants for Portage warrants	2,640				2,640		2,640
Settlement of non-controlling interest in SalvaRx Limited	2,451				2,451	(2,451)
Warrant liability at contract price	(330)				(330)		(330)
Fair value adjustment for shares issued at a discount in SalvaRx Limited	1,256				1,256		1,256
Expiration of unexercised stock options	22	(22)
Net loss for period				(4,335)	(4,335)	(359)	(4,694)
Share issuance costs	$ (248)				(248)		(248)
Fair value adjustment for shares issued at a discount in SalvaRx Limited, shares	397
Ending balance, value at Dec. 31, 2020	$ 130,588	36	958	(26,637)	104,945	47,012	151,957
Ending balance, shares at Dec. 31, 2020	12,083
Beginning balance, value at Mar. 31, 2021	$ 130,649	7,977	958	(38,135)	101,449	46,153	147,602
Beginning balance, shares at Mar. 31, 2021	12,084
IfrsStatementLineItems [Line Items]
Share-based compensation		6,248			6,248	191	6,439
Shares issued under ATM	$ 2,643				2,643		2,643
Shares issued under ATM, shares	91
Shares issued under offering	$ 26,450				26,450		26,450
Shares issued under offering, shares	1,150
Shares issued or accrued for services	$ 90				90		90
Shares issued or accrued for services, shares	4
Warrants exercised	$ 339				339		339
Warrants exercised, shares	16
Exchange of notes payable and accrued interest for iOx shares						184	184
Net loss for period				(9,553)	(9,553)	(753)	(10,306)
Share issuance costs	(1,877)				(1,877)		(1,877)
Ending balance, value at Dec. 31, 2021	$ 158,294	$ 14,225	$ 958	$ (47,688)	$ 125,789	$ 45,775	$ 171,564
Ending balance, shares at Dec. 31, 2021	13,345